ONEOK PARTNERS ACQUISITION ONEOK PARTNERS ACQUISITION (Details) - Subsequent Event [Member]	3 Months Ended
Mar. 31, 2017
Subsequent Event [Line Items]
Subsequent Event, Date	Jan. 31, 2017
Subsequent Event, Description	We and ONEOK Partners entered into the Merger Agreement in which we will acquire all of ONEOK Partners’ outstanding common units representing limited partner interests in ONEOK Partners not already directly or indirectly owned by us in an all stock-for-unit transaction at a ratio of 0.985 of our common shares per common unit of ONEOK Partners, in a taxable transaction to ONEOK Partners’ common unitholders. Following completion of the Merger Transaction, all of ONEOK Partners’ outstanding common units will be directly or indirectly owned by us and will no longer be publicly traded. All of our and ONEOK Partners’ outstanding debt is expected to remain outstanding. We and ONEOK Partners expect to enter into a cross guarantee agreement whereby each party to the agreement unconditionally guarantees and becomes liable for the indebtedness of each other party to the agreement.